Noncontrolling Interest	12 Months Ended
Dec. 31, 2022
NONCONTROLLING INTEREST [Abstract]
Noncontrolling Interest

19.	NONCONTROLLING INTEREST
Prior to the completion of the Changyou Merger on April 17, 2020, the noncontrolling interests in the Sohu Group’s consolidated financial statements primarily consisted of noncontrolling interests for Changyou and Sogou and, following the completion of the Changyou Merger and prior to the completion of the Tencent/Sohu Sogou Share Purchase, consisted of noncontrolling interests for Sogou. As a result of the completion of the Tencent/Sohu Sogou Share Purchase, no noncontrolling interests are recognized except for noncontrolling interests reflecting economic interests in Changyou’s subsidiaries held by shareholders other than Changyou.
Noncontrolling Interest in the Consolidated Balance Sheets
As a result of the completion of Sohu’s acquisition of the noncontrolling interests in Changyou on April 17, 2020, Sohu holds
100
% of the combined total of Changyou’s outstanding ordinary shares, and the noncontrolling interests recognized in the Sohu Group’s consolidated balance sheets only reflected economic interests in Changyou’s subsidiaries held by shareholders other than Changyou.

Noncontrolling interest of Changyou of $1.3 million was recognized in the Sohu Group’s consolidated balance sheets as of both December 31, 2022 and 2021.

Noncontrolling Interest in the Consolidated Statements of Comprehensive Income/(Loss)
For the years ended December 31,

2022,

2021

and

2020, respectively, the Sohu Group had net
income of $
2,000
, net income of $
6.4

million and a net loss of
$42.2
 million, respectively, attributable to the noncontrolling interest in the consolidated statements of comprehensive income/(loss).

	Year Ended December 31,
	2020	2021	2022

Changyou	$18,448	$(3)	$2
Sogou	(60,656)	6,451	0

Total	$(42,208)	$6,448	$2

Noncontrolling Interest of Changyou
For the years ended December 31, 2022, 2021 and 2020, respectively, net income of
$2,000, net loss of $3,000 and net income of $18.4
million, respectively, attributable to the noncontrolling interest of Changyou was recognized in the Sohu Group’s consolidated statements of comprehensive income/(loss).
Noncontrolling Interest of Sogou (Discontinued)
For the years ended December 31, 2021 and 2020, net income of

$
6.5 million and net loss of $60.7
million, respectively, attributable to the noncontrolling interest of Sogou that existed prior to the completion of the Tencent/Sohu Sogou Share Purchase on September 23, 2021, was recognized in the Sohu Group’s consolidated statements of comprehensive income/(loss), representing Sogou’s net income/(loss) attributable to shareholders other than Sohu.